PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
PREPAYMENTS AND OTHER CURRENT ASSETS
Prepayments for inventory	$ 0	$ 463
Prepayments for services	124,724	0
Prepaid rental	3,082	0
Others	6,326	2,476
Total	$ 134,132	$ 2,939